Offerings	Feb. 26, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Fee Rate	0.01381%
Offering Note	There are being registered hereunder such indeterminate number of shares of common stock and preferred stock, such indeterminate principal amount of debt securities, such indeterminate number of warrants to purchase common stock, preferred stock or debt securities and such indeterminate number of units as may be sold by the registrant from time to time at indeterminate prices. Any securities registered hereunder may be sold separately or in combination with other securities registered hereunder. In reliance on and in accordance with Rules 456(b) and Rule 457(r) of the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of all registration fees other than the registration fee due in connection with the registration of up to $100,000,000 (which maximum aggregate offering price has been estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) of the Securities Act) of shares of common stock that may be issued and sold from time to time under the sales agreement prospectus included herein (such shares, the "Sales Agreement Shares"). All other registration fees will be paid subsequently on a "pay as you go" basis.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.001 per share
Fee Rate	0.01381%
Offering Note	(a) There are being registered hereunder such indeterminate number of shares of common stock and preferred stock, such indeterminate principal amount of debt securities, such indeterminate number of warrants to purchase common stock, preferred stock or debt securities and such indeterminate number of units as may be sold by the registrant from time to time at indeterminate prices. Any securities registered hereunder may be sold separately or in combination with other securities registered hereunder. In reliance on and in accordance with Rules 456(b) and Rule 457(r) of the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of all registration fees other than the registration fee due in connection with the registration of up to $100,000,000 (which maximum aggregate offering price has been estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) of the Securities Act) of shares of common stock that may be issued and sold from time to time under the sales agreement prospectus included herein (such shares, the "Sales Agreement Shares"). All other registration fees will be paid subsequently on a "pay as you go" basis. (b) Pursuant to Rule 416 under the Securities Act, the Sales Agreement Shares being registered hereunder include such indeterminate number of shares of common stock that become issuable in respect of the Sales Agreement Shares by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the registrant's receipt of consideration which results in an increase in the number of the outstanding shares of the registrant's common stock.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	(a) There are being registered hereunder such indeterminate number of shares of common stock and preferred stock, such indeterminate principal amount of debt securities, such indeterminate number of warrants to purchase common stock, preferred stock or debt securities and such indeterminate number of units as may be sold by the registrant from time to time at indeterminate prices. Any securities registered hereunder may be sold separately or in combination with other securities registered hereunder. In reliance on and in accordance with Rules 456(b) and Rule 457(r) of the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of all registration fees other than the registration fee due in connection with the registration of up to $100,000,000 (which maximum aggregate offering price has been estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) of the Securities Act) of shares of common stock that may be issued and sold from time to time under the sales agreement prospectus included herein (such shares, the "Sales Agreement Shares"). All other registration fees will be paid subsequently on a "pay as you go" basis. (b) Pursuant to Rule 416 under the Securities Act, the Sales Agreement Shares being registered hereunder include such indeterminate number of shares of common stock that become issuable in respect of the Sales Agreement Shares by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the registrant's receipt of consideration which results in an increase in the number of the outstanding shares of the registrant's common stock.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	(a) There are being registered hereunder such indeterminate number of shares of common stock and preferred stock, such indeterminate principal amount of debt securities, such indeterminate number of warrants to purchase common stock, preferred stock or debt securities and such indeterminate number of units as may be sold by the registrant from time to time at indeterminate prices. Any securities registered hereunder may be sold separately or in combination with other securities registered hereunder. In reliance on and in accordance with Rules 456(b) and Rule 457(r) of the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of all registration fees other than the registration fee due in connection with the registration of up to $100,000,000 (which maximum aggregate offering price has been estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) of the Securities Act) of shares of common stock that may be issued and sold from time to time under the sales agreement prospectus included herein (such shares, the "Sales Agreement Shares"). All other registration fees will be paid subsequently on a "pay as you go" basis. (b) Pursuant to Rule 416 under the Securities Act, the Sales Agreement Shares being registered hereunder include such indeterminate number of shares of common stock that become issuable in respect of the Sales Agreement Shares by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the registrant's receipt of consideration which results in an increase in the number of the outstanding shares of the registrant's common stock.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	(a) There are being registered hereunder such indeterminate number of shares of common stock and preferred stock, such indeterminate principal amount of debt securities, such indeterminate number of warrants to purchase common stock, preferred stock or debt securities and such indeterminate number of units as may be sold by the registrant from time to time at indeterminate prices. Any securities registered hereunder may be sold separately or in combination with other securities registered hereunder. In reliance on and in accordance with Rules 456(b) and Rule 457(r) of the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of all registration fees other than the registration fee due in connection with the registration of up to $100,000,000 (which maximum aggregate offering price has been estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) of the Securities Act) of shares of common stock that may be issued and sold from time to time under the sales agreement prospectus included herein (such shares, the "Sales Agreement Shares"). All other registration fees will be paid subsequently on a "pay as you go" basis. (b) Pursuant to Rule 416 under the Securities Act, the Sales Agreement Shares being registered hereunder include such indeterminate number of shares of common stock that become issuable in respect of the Sales Agreement Shares by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the registrant's receipt of consideration which results in an increase in the number of the outstanding shares of the registrant's common stock.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810.00
Offering Note	Pursuant to Rule 416 under the Securities Act, the Sales Agreement Shares being registered hereunder include such indeterminate number of shares of common stock that become issuable in respect of the Sales Agreement Shares by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the registrant's receipt of consideration which results in an increase in the number of the outstanding shares of the registrant's common stock.